Registration No. 333-34414

     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 15, 2000

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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             Pre-Effective Amendment No.                         |_|

             Post-Effective Amendment No.   _1_                  |X|
                        (Check appropriate box or boxes)

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                Exact Name of Registrant as Specified in Charter:

                         SIT LARGE CAP GROWTH FUND, INC.

                         Area Code and Telephone Number:
                                 (612) 334-5888

                     Address of Principal Executive Offices:
                  4600 Norwest Center, 90 South Seventh Street
                        Minneapolis, Minnesota 55402-4130

                     Name and Address of Agent for Service:
                                 Paul Rasmussen
                         Sit Investment Associates, Inc.
                  4600 Norwest Center, 90 South Seventh Street
                        Minneapolis, Minnesota 55402-4130

                                    COPY TO:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                 Pillsbury Center South, 220 South Sixth Street
                          Minneapolis, Minnesota 55402

It is proposed that this filing will become effective (check appropriate box):

 _X_ immediately upon filing pursuant to paragraph (b)
 ___ on (date) pursuant to paragraph (b)
 ___ 60 days after filing pursuant to paragraph (a)(1)
 ___ on (date) pursuant to paragraph (a)(1)
 ___ 75 days after filing pursuant to paragraph (a)(2)
 ___ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

 ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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


                         SIT LARGE CAP GROWTH FUND, INC.

                                PART A AND PART B

         Incorporated by reference to the Registrant's Registration Statement on Form N-14, File No. 333-34414, filed April 10, 2000.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

         Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, File No. 2-75152.

ITEM 16. EXHIBITS.

         1        Articles of Incorporation (1)

         2        Bylaws (1)

         3        Not Applicable

         4 Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement included in Part A of this Registration Statement on Form N-14.

         5        See 1 and 2 above.

         6        Investment Advisory Agreement (1)

         7        Underwriting and Distribution Agreement (2)

         8        Not Applicable

         9        Custodian Agreement (3)

         10       Not Applicable

         11 Opinion and Consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered (4)

         12 Opinion and Consent of Dorsey & Whitney LLP with respect to tax matters *


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         13       Not Applicable

         14       Consent of KPMG LLP (4)

         15       Not Applicable

         16       Power of Attorney (4)

         17       Form of Proxy Card (4)

--------------------------------

*        Filed herewith.

(1) Incorporated by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, File No. 2-75152.

(2) Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A, File No. 2-75152.

(3) Incorporated by reference to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, File No. 2-75152.

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-14, File No. 333-34414, filed April 10, 2000.

ITEM 17. UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


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                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 31st day of July, 2000.

                                       SIT LARGE CAP GROWTH FUND, INC.



                                       By:      /s/ Eugene C. Sit
                                           --------------------------------
                                           Eugene C. Sit, Chairman

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                       TITLE                         DATE
          ---------                       -----                         ----


/s/ Eugene C. Sit                 Chairman (principal              July 31, 2000
-----------------------------     executive officer)
Eugene C. Sit

/s/ Paul E. Rasmussen             Treasurer (principal             July 31, 2000
-----------------------------     financial and accounting
Paul E. Rasmussen                 officer)

Peter L. Mitchelson*              Director

William E. Frenzel*               Director

John E. Hulse*                    Director

Sidney L. Jones*                  Director

Donald W. Phillips*               Director


* By /s/ Paul E. Rasmussen                                         July 31, 2000
     ------------------------
     Paul E. Rasmussen
     Attorney-in-Fact


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